Significant Related Party Transactions	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Significant Related Party Transactions
7.	SIGNIFICANT RELATED PARTY TRANSACTIONS

a.	Significant intercompany transactions between consolidated entities were as follows:
For the year ended December 31, 2021

Entity	Counterparty	Transactions (Note A)
		Account	Amount		Terms (Note B)

			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$48,440,369		Net 60 days
UMC	UMC-USA	Accounts receivable	6,286,428		—
UMC	USCXM	Sales	1,222,320 (Note C	)	Net 30 days
UMC	USCXM	Accounts receivable	29,012		—
UMC	UDS	Sales	178,331		Net 30 days
UMC	UDS	Accounts receivable	18,818		—
USJC	UMC-USA	Sales	2,917,993		Net 60 days
USJC	UMC-USA	Accounts receivable	428,363		—
USCXM	UMC-USA	Sales	1,444,736		Net 60 days
USCXM	UMC-USA	Accounts receivable	221,375		—
WAVETEK	UMC-USA	Sales	545,785		Net 60 days
WAVETEK	UMC-USA	Accounts receivable	126,580		—
WAVETEK	UMC	Sales	110,620		Month-end 30 days
HJ	UMC-USA	Sales	366,968		Net 60 days
HJ	UMC-USA	Accounts receivable	60,147		—
For the year ended December 31, 2022

Entity	Counterparty	Transactions (Note A)
		Account	Amount		Terms (Note B)

			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$68,554,072		Net 60 days
UMC	UMC-USA	Accounts receivable	9,502,922		—
UMC	USCXM	Sales	1,143,280 (Note C	)	Net 30 days
UMC	USCXM	Accounts receivable	16,774		—
UMC	UDS	Sales	656,472		Net 30 days
UMC	UDS	Accounts receivable	6,734		—
UMC	USJC	Sales	164,855		Net 60 days
UMC	USJC	Accounts receivable	151,430		—
USJC	UMC-USA	Sales	4,272,900		Net 60 days
USJC	UMC-USA	Accounts receivable	744,082		—
USCXM	UMC-USA	Sales	1,565,670		Net 60 days
USCXM	UMC-USA	Accounts receivable	310,431		—
USCXM	UMC	Sales	1,035,407		Net 30 days - Net 45 days
USCXM	UMC	Accounts receivable	173		—
USCXM	UDS	Sales	148,259		Month-end 30 days
USCXM	UDS	Accounts receivable	171		—
WAVETEK	UMC-USA	Sales	716,357		Net 60 days
WAVETEK	UMC-USA	Accounts receivable	81,819		—
WAVETEK	UMC	Sales	124,178		Month-end 30 days
HJ	UMC-USA	Sales	551,913		Net 60 days
HJ	UMC-USA	Accounts receivable	147,265		—
HJ	UDS	Sales	311,972		Month-end 30 days
HJ	UDS	Accounts receivable	9,500		—

For the year ended December 31, 2023

Entity	Counterparty	Transactions (Note A)
		Account	Amount		Terms (Note B)

			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$61,923,652		Net 60 days
UMC	UMC-USA	Accounts receivable	5,827,800		—
UMC	USCXM	Sales	1,127,275 (Note C	)	Net 30 days
UMC	USCXM	Accounts receivable	11,688		—
UMC	UDS	Sales	364,948		Net 30 days
UMC	UDS	Accounts receivable	10,800		—
USJC	UMC-USA	Sales	3,487,292		Net 60 days
USJC	UMC-USA	Accounts receivable	342,835		—
USCXM	UMC-USA	Sales	1,208,630		Net 60 days
USCXM	UMC-USA	Accounts receivable	17,816		—
USCXM	UMC	Sales	134,303		Net 30 days - Net 45 days
USCXM	UDS	Sales	286,087		Month-end 30 days
USCXM	UDS	Accounts receivable	362		—
WAVETEK	UMC-USA	Sales	505,806		Net 60 days
WAVETEK	UMC-USA	Accounts receivable	53,916		—
HJ	UMC-USA	Sales	384,067		Net 60 days
HJ	UMC-USA	Accounts receivable	43,863		—
HJ	UDS	Sales	159,523		Month-end 30 days
HJ	UDS	Accounts receivable	2,696		—

Note A:	The significant intercompany transactions listed above include downstream and upstream transactions.

Note B:	The sales price to the above related parties was determined through mutual agreement in reference to market conditions.

Note C:	UMC authorized technology licenses to its subsidiary, USCXM, in the amount of US$0.35 billion, which was recognized as deferred revenue to be realized over time.

b.	Significant transactions between the Company and other related parties were as follows:

(i)	Name and Relationship of Related Parties

Name of related parties	Relationship with the Company
FARADAY TECHNOLOGY CORP. and its Subsidiaries	Associate
UNIMICRON TECHNOLOGY CORP.	Associate
SILICON INTEGRATED SYSTEMS CORP.	Associate (Note)
PHOTRONICS DNP MASK CORPORATION	Other related party
XIAMEN JINYUAN INDUSTRIAL DEVELOPMENT CO., LTD.	Directors and supervisors of subsidiaries
FUJIAN ELECTRONICS & INFORMATION INDUSTRY ENTREPRENEURSHIP INVESTMENT LIMITED PARTNERSHIP	Directors of subsidiaries
Note: Prior to August 2023, SIS held one board seat on UMC’s Board of Directors. Therefore, SIS was classified as other related party. Beginning from August 2023, the Company determines that it has significant influence over SIS and accounts for its investment in SIS as an associate. Please refer to Note 6(7) for the relevant information.

(ii)	Operating revenues

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Associates	$2,778,544	$5,744,098	$3,018,171
Other related party	38,797	40,474	4,463

Total	$2,817,341	$5,784,572	$3,022,634

(iii)	Accounts receivable, net

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Associates
FARADAY TECHNOLOGY CORP. and its Subsidiaries
FARADAY TECHNOLOGY CORP.	$441,963	$302,828
ARTERY TECHNOLOGY CORPORATION, LTD.	56,864	40,886
Others	30,698	3,602
Other associates	—	648
Other related party	1,052	—

Total	$530,577	$347,964

The sales price to the above related parties was determined through mutual agreement in reference to market conditions. The collection periods for domestic sales to related parties were month-end
30
-
60
days, while the collection periods for overseas sales were
month-end
30
-
60
days.

(iv)	Refund liabilities (classified under other current liabilities)

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Associates	$1,545	$636
Other related party	7	—

Total	$1,552	$636

(v)	Significant asset transactions
Acquisition of financial assets at fair value through profit or loss, noncurrent
For the year ended December 31, 2021:

	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$
			(In Thousands)
Associates	82	Stock of ARTERY TECHNOLOGY CORPORATION	$13,929

For the years ended December 31, 2022 and 2023: None.
Acquisition of subsidiaries’ ownership
For the years ended December 31, 2021 and 2022: None.
For the year ended December 31, 2023:

	Trading Capital Amount	Transaction underlying	Purchase price
	RMB¥		NT$
	(In Thousands)		(In Thousands)
XIAMEN JINYUAN INDUSTRIAL DEVELOPMENT CO., LTD.	3,741,862	Ownership of USCXM	$17,945,970
FUJIAN ELECTRONICS & INFORMATION INDUSTRY ENTREPRENEURSHIP INVESTMENT LIMITED PARTNERSHIP	674,762	Ownership of USCXM	3,263,473

Total	4,416,624		$21,209,443

Please refer to Note 9(6) for the relevant information.
Acquisition of investments accounted for under the equity method
For the years ended December 31, 2021 and 2022: None.
For the year ended December 31, 2023:

	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$
			(In Thousands)
Associates	4,945	Stock of UNIMICRON	$608,224

Please refer to Note 6(7) for the relevant information.
Acquisition of intangible assets

	Purchase price
	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
FARADAY TECHNOLOGY CORP.	$181,254	$266,053	$323,551

(vi) Others

Mask expenditure
	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Other related party	$1,861,438	$2,581,409	$2,375,225

Other payables of mask expenditure

	As of December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Other related party	$560,042	$812,185	$751,763

c.	Key management personnel compensation

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Short-term employee benefits	$562,117	$2,047,118	$1,462,964
Post-employment benefits	2,322	2,782	2,732
Share-based payment	1,035,401	719,786	500,391
Others	578	649	618

Total	$1,600,418	$2,770,335	$1,966,705